Company Information - Unwinding of the three forward contracts (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) contract	May 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Amount of foreign currency forward contract	$ 60
Foreign currency forwards
Disclosure of detailed information about financial instruments [line items]
Number of contracts expired | contract	3
Amount of foreign currency forward contract	$ 60	$ 60